CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class FI, Class I and Class IS of Western Asset Absolute Return Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Enhanced Equity Portfolio, Western Asset Global Strategic Income Portfolio, Western Asset High Yield Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Limited Duration Bond Portfolio and Western Asset Non-U.S. Opportunity Bond Portfolio, series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement (“Amendment No. 42”), and (b) that Amendment No. 42 was filed electronically.

Dated as of: May 3, 2011	By:	/s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary